Lease Prepayments (Tables)	12 Months Ended
Dec. 31, 2014
Lease Prepayments [Abstract]
Schedule of Lease Prepayments
The balance represents the lease prepayments of land use rights of the Group as follows:

	December 31,2014		December 31,2013
	RMB	US$	RMB
Non-current portion	18,406	2,967	18,999
Current portion - amount charged to expense next year	524	84	454
	18,930	3,051	19,453